Subsequent Events - Additional Information (Detail) (Dividend Declared, USD $)	1 Months Ended
Feb. 08, 2013
Dividend Declared
Dividends [Line Items]
Dividend declared date	Feb. 08, 2013
Common stock dividend declared, per share	$ 0.45
Dividend payable date	Mar. 05, 2013
Dividend record date	Feb. 22, 2013